Organization and Nature of Operations (Details)	Sep. 30, 2022	Aug. 28, 2019	Aug. 22, 2019
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations [Line Items]
Interest rate	99.00%	5.00%	94.00%
Di Wang [Member]
Organization and Nature of Operations [Line Items]
Interest rate	1.00%